Annual Fund Operating Expenses	Jul. 25, 2025
T. Rowe Price Government Money Fund, Inc.- Investor Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.18%
Other Expenses (as a percentage of Assets):	0.14%
Expenses (as a percentage of Assets)	0.32%
T. Rowe Price Government Money Fund- I Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.18%
Other Expenses (as a percentage of Assets):	0.03%
Expenses (as a percentage of Assets)	0.21%